COVID-19	6 Months Ended
Jun. 30, 2021
Unusual or Infrequent Items, or Both [Abstract]
COVID-19

Note 16	COVID-19

The COVID-19 pandemic continued to unfavourably impact our financial and operating performance in the second quarter of 2021 due to the government restrictions put in place to combat the pandemic, which reduced commercial activity during the quarter. Bell Wireless product and roaming revenues and Bell Media advertising revenues continued to be adversely impacted by the pandemic in the quarter, however to a lesser extent than experienced in Q2 2020. Depending on the severity and duration of the COVID-19 pandemic, including the number and intensity of resurgences in COVID-19 cases, the prevalence of variants, the timely distribution of effective vaccines, the time required to achieve broad immunity, and the scope and duration of measures adopted to combat the pandemic, our operations and financial results could continue to be unfavourably impacted, and could again become more significantly and negatively impacted, in future periods. It is difficult at this time to estimate the magnitude of such future impacts.